Share-based compensation - Restricted Share Units - Narrative (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 30, 2021 shares	Mar. 31, 2019 installment shares	Oct. 31, 2012 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 16, 2011 shares
Share-based compensation
Shares approved for grants to qualified persons							43,000,000
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan			20,000,000
Share-based compensation | $				$ 7,873	$ 10,164	$ 9,009
2011 Incentive Scheme | Restricted share units
Share-based compensation
Shares approved for grants to qualified persons	131,950,949
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan	20,000,000
Granted (in shares)				10,968,657	7,744,374	9,918,014
Total unrecognized compensation expense | $				$ 18,375
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 3 months 29 days
Share-based compensation | $				$ 12,554	$ 13,766	$ 21,463
2011 Incentive Scheme | Restricted shares
Share-based compensation
Granted (in shares)				882,988	1,146,257	2,723,629
Share-based compensation | $				$ 2,773	$ 7,929	$ 12,602
Bigo's Share Incentive Scheme | Restricted shares
Share-based compensation
Total unrecognized compensation expense | $				$ 2,851
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 5 months 4 days
Bigo's Share Incentive Scheme | Restricted shares | Vested after 24 months of the grant date in two equal installments over the following 24 months
Share-based compensation
Vesting percentage		50.00%
Vesting period		24 months
Number of vesting installments | installment		2
Bigo's Share Incentive Scheme | Restricted shares | Vested in four equal installments over the following 48 months
Share-based compensation
Vesting period		48 months
Number of vesting installments | installment		4
Bigo's Share Incentive Scheme | Restricted shares | vested in three equal installments over the following 36 months
Share-based compensation
Vesting period		36 months
Number of vesting installments | installment		3
Bigo's Share Incentive Scheme | Restricted shares | BIGOINC
Share-based compensation
Granted (in shares)		38,042,760